Feb. 01, 2019

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS CROCI® U.S. Fund

The following changes are effective on or about December 1, 2019:

The following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the summary section of the fund's prospectus.

Average Annual Total Returns
(For periods ended 12/31/2018 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

	Class Inception	1 Year	Since Inception
Class A before tax	4/10/2015	-16.35	-0.14
After tax on distributions		-17.08	-0.66
After tax on distributions and sale of fund shares		-9.11	-0.16
Class T before tax	2/1/2017	-13.39	0.70
Class C before tax	4/10/2015	-11.94	0.67
Class R before tax	12/9/2016	-11.58	1.05
Class R6 before tax	4/10/2015	-10.94	1.77
INST Class before tax	4/10/2015	-10.95	1.73
Class S before tax	4/10/2015	-11.01	1.70
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		-8.27	4.41
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		-4.38	7.17

The Russell 1000® Value Index has replaced the S&P 500® Index as the fund's primary benchmark index. The Advisor believes that the new index better represents the fund's investment strategy and is therefore more suitable for performance comparison.